Other assets - Text Details (Detail) - Philips Group [Member] - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Current assets [Member]
Other assets - Text Details (Detail) [Line Items]
Accrued income	€ 276	€ 186
Current prepaid expenses	193	206
Non-current assets [member]
Other assets - Text Details (Detail) [Line Items]
Non-current prepaid expenses	€ 47	€ 74